Note 14 - Income Tax (Details) - Reconciliation Between Statutory Income Tax Rate and the Effective Income Tax Rate (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Increase (decrease) in tax resulting from:
Differences between Cayman and foreign tax rates	$ 989	$ 808	$ 1,048
Changes in deferred income tax assets	(72)	(474)	156
Adjustments to prior years’ taxes	23	20	(2)
Changes in valuation allowances for deferred income tax assets	150	515	(55)
Other	94	123	(44)
	$ 1,184	$ 992	$ 1,103